Schedule of investments
Delaware Ivy VIP Science and Technology
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 90.56%♦
Communication Services — 15.14%
Alphabet Class A †	98,500	$ 9,421,525
Alphabet Class C †	97,940	9,416,931
Meta Platforms Class A †	82,733	11,225,213
Netflix †	39,804	9,371,454
Pinterest Class A †	444,700	10,361,510
T-Mobile US †	130,324	17,485,571
		67,282,204
Consumer Discretionary — 11.04%
Amazon.com †	251,275	28,394,075
Aptiv †	102,005	7,977,811
Etsy †	97,937	9,806,432
Luminar Technologies *, †	396,845	2,891,016
		49,069,334
Healthcare — 4.57%
Edwards Lifesciences †	49,771	4,112,578
Intuitive Surgical †	40,856	7,658,049
Ionis Pharmaceuticals †	62,406	2,760,217
Vertex Pharmaceuticals †	19,947	5,775,454
		20,306,298
Information Technology — 59.81%
Ambarella †	88,798	4,988,672
Amphenol Class A	215,364	14,420,773
Analog Devices	85,317	11,888,071
Apple	143,375	19,814,425
ASML Holding	33,449	13,893,042
Aspen Technology †	25,618	6,102,208
Autodesk †	48,399	9,040,933
Cadence Design Systems †	40,295	6,585,412
Intuit	22,222	8,607,025
KLA	22,275	6,741,083
Mastercard Class A	54,041	15,366,018
Microchip Technology	235,584	14,377,692
Micron Technology	165,124	8,272,712
Microsoft	203,164	47,316,896
NVIDIA	54,605	6,628,501
ON Semiconductor †	189,789	11,829,548
PayPal Holdings †	103,449	8,903,855
Seagate Technology Holdings	197,678	10,522,400
ServiceNow †	13,916	5,254,821
Shift4 Payments Class A †	108,209	4,827,204
Taiwan Semiconductor Manufacturing ADR	97,454	6,681,446
VeriSign †	64,163	11,145,113
WNS Holdings ADR †	91,211	7,464,708
Zebra Technologies Class A †	19,408	5,085,090
		265,757,648
Total Common Stocks (cost $417,898,654)		402,415,484

	Number of shares	Value (US $)

Short-Term Investments — 7.59%
Money Market Mutual Funds — 7.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	8,431,896	$ 8,431,896
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	8,431,896	8,431,896
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	8,431,896	8,431,896
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	8,431,897	8,431,897
Total Short-Term Investments (cost $33,727,585)		33,727,585

Total Value of Securities Before Securities Lending Collateral—98.15% (cost $451,626,239)		436,143,069

Securities Lending Collateral — 0.65%
Money Market Mutual Fund — 0.65%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	2,909,622	2,909,622
Total Securities Lending Collateral (cost $2,909,622)		2,909,622

Total Value of Securities—98.80% (cost $454,535,861)		439,052,691■
Obligation to Return Securities Lending Collateral — (0.65%)		(2,909,622)
Receivables and Other Assets Net of Liabilities — 1.85%		8,235,539
Net Assets Applicable to 26,153,860 Shares Outstanding—100.00%		$444,378,608
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $2,738,570 of securities loaned.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-IV089 [9/22] 11/22 (2605379)    1